Intangible Assets - Research and Development Expenditures Recognized as Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Research and development costs expensed as incurred	₩ 387,675	₩ 395,276	₩ 344,787